THE RBB FUND, INC.

Robeco Investment Funds

Robeco Boston Partners Long/Short Equity Fund

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated August 1, 2013

to the Institutional Class Prospectus

dated December 31, 2012, as supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective July 22, 2013, Ali Motamed has replaced Mark E. Donovan as a co-portfolio manager for the Robeco Boston Partners Long/Short Equity Fund (the “Fund”).  As a result of the above-mentioned portfolio management change, the information under the sections entitled “Management of the Fund — Portfolio Managers” on page 21 is deleted and replaced with the following:

Portfolio Managers

Robert T. Jones, CFA, Senior Portfolio Manager since 1995
Ali Motamed, CFA, Portfolio Manager since 2013

Additionally, under the section entitled “MANAGEMENT OF THE FUNDS - Portfolio Managers — Robeco Boston Partners Long/Short Equity Fund” on pages 52-53, the information on the portfolio managers for the Funds is deleted and replaced with the following:

Robeco Boston Partners Long/Short Equity Fund

Robert T. Jones is the primary portfolio manager for the Fund and Ali Motamed is the secondary portfolio manager.

Mr. Jones is the portfolio manager for Robeco Boston Partners Long/Short Equity Fund and related strategy. Previously, he was the Director of Research and portfolio manager for the Large Cap Value and Large Cap Value Focused products. He was a founding Partner of Boston Partners Asset Management. He joined the firm from The Boston Company Asset Management, Inc. where he spent seven years as Vice President and equity portfolio manager. Mr. Jones holds a B.A. degree in philosophy from Denison University. He holds the Chartered Financial Analyst designation. He has twenty-five years of investment experience.

Mr. Motamed is a long/short generalist with Robeco Boston Partners, specializing in fundamental research of stocks held in the Robeco Boston Partners Long/Short Equity Fund and related strategy. He joined Robeco Boston Partners in 2003, having previously held positions at Deutsche Bank and BT Wolfensohn, where he was a member of the global mergers and acquisitions teams. Mr. Motamed holds a B.A. degree in economics with a minor in accounting from the University of California, Los Angeles, and an M.B.A. degree from Harvard Business School. He holds the Chartered Financial Analyst designation. He has fourteen years of experience.

Please retain this Supplement for future reference.

THE RBB FUND, INC.

Robeco Investment Funds

Robeco Boston Partners Long/Short Equity Fund

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated August 1, 2013

to the Investor Class Prospectus

dated December 31, 2012, as supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective July 22, 2013, Ali Motamed has replaced Mark E. Donovan as a co-portfolio manager for the Robeco Boston Partners Long/Short Equity Fund (the “Fund”).  As a result of the above-mentioned portfolio management change, the information under the sections entitled “Management of the Fund — Portfolio Managers” on page 21  is deleted and replaced with the following:

Portfolio Managers

Robert T. Jones, CFA, Senior Portfolio Manager since 1995
Ali Motamed, CFA, Portfolio Manager since 2013

Additionally, under the section entitled “MANAGEMENT OF THE FUNDS - Portfolio Managers — Robeco Boston Partners Long/Short Equity Fund” on page 45, the information on the portfolio managers for the Funds is deleted and replaced with the following:

Robeco Boston Partners Long/Short Equity Fund

Robert T. Jones is the primary portfolio manager for the Fund and Ali Motamed is the secondary portfolio manager.

Mr. Jones is the portfolio manager for Robeco Boston Partners Long/Short Equity Fund and related strategy. Previously, he was the Director of Research and portfolio manager for the Large Cap Value and Large Cap Value Focused products. He was a founding Partner of Boston Partners Asset Management. He joined the firm from The Boston Company Asset Management, Inc. where he spent seven years as Vice President and equity portfolio manager. Mr. Jones holds a B.A. degree in philosophy from Denison University. He holds the Chartered Financial Analyst designation. He has twenty-five years of investment experience.

Mr. Motamed is a long/short generalist with Robeco Boston Partners, specializing in fundamental research of stocks held in the Robeco Boston Partners Long/Short Equity Fund and related strategy. He joined Robeco Boston Partners in 2003, having previously held positions at Deutsche Bank and BT Wolfensohn, where he was a member of the global mergers and acquisitions teams. Mr. Motamed holds a B.A. degree in economics with a minor in accounting from the University of California, Los Angeles, and an M.B.A. degree from Harvard Business School. He holds the Chartered Financial Analyst designation. He has fourteen years of experience.

Please retain this Supplement for future reference.

THE RBB FUND, INC.

Robeco Investment Funds

Robeco Boston Partners Long/Short Equity Fund

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement Dated August 1, 2013 to

the Statement of Additional Information (“SAI”)

dated December 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

A.  Effective July 22, 2013, Ali Motamed has replaced Mark E. Donovan as a co-portfolio manager for the Robeco Boston Partners Long/Short Equity Fund (the “Fund”). The information regarding the Fund’s portfolio managers in the table on page 48 of the SAI under the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES - Portfolio Managers — Other Accounts” is deleted in its entirety and replaced with the following, which provides information about accounts, other than the Fund, for which Messrs. Jones and Motamed are responsible for the day-to-day portfolio management, as of July 25, 2013:

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets ($mm)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance ($mm)
Robeco Boston Partners Long/Short Equity Fund
1. Robert T. Jones, CFA	Other Registered Investment Companies:	0	$0	0	0
	Other Pooled Investment Vehicles:	1	$106	0	0
	Other Accounts:	0	$0	0	0
1. Ali Motamed, CFA	Other Registered Investment Companies:	0	$0	0	0
	Other Pooled Investment Vehicles:	1	$106	0	0
	Other Accounts:	0	$0	0	0

B. Additionally, the information regarding the dollar range of shares beneficially owned by the portfolio managers of the Fund under the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers — Securities Ownership” on page 49 of the SAI is deleted in its entirety and replaced with the following information, which sets forth the dollar range of equity securities beneficially owned by Messrs. Jones and Motamed as of July 25, 2013:

Portfolio Manager	Dollar ($) Value of Fund Shares Beneficially Owned
Long/Short Equity Fund

Robert T. Jones	Over $1,000,000
Ali Motamed	$100,001 to $500,000

Please retain this supplement for future reference